CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME.
Change in fair value of derivative instruments, tax	$ 30	$ 30